Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Assets Held for Sale
ASSETS CLASSIFIED AS HELD FOR SALE

Million US dollar	31 December 2021	31 December 2020
Balance at the end of previous year	74	10 013

Reclassified to assets held for sale in the period	11	210
Impairment losses	(20)	—
Disposals	(33)	(9 665)
Effect of movements in foreign exchange	(2)	(484)

Balance at the end of year	30	74

Summary of Liabilities Associated With Assets Held for Sale
LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE

Million US dollar	31 December 2021	31 December 2020
Balance at end of previous year	—	1 145

Reclassified to liabilities associated with assets held for sale	5	(46)
Disposals	(5)	(1 044)
Effect of movements in foreign exchange	—	(55)

Balance at end of the period	—	—

Summary of Assets And Liabilities Of Disposal Groups Held For Sale
Assets and liabilities relating to the Australian operations disposed of on 1 June 2020 are detailed in the table below:

Million US dollar	1 June 2020
Assets
Property, plant and equipment	581
Goodwill and intangible assets	8 584
Other assets	371

Assets classified as held for sale	9 537

Liabilities
Trade and other payables	(581)
Deferred tax liabilities	(363)
Other liabilities	(101)

Liabilities associated with assets held for sale	(1 044)

Net assets disposed of	8 493
Exceptional gain on divestiture of Australia (discontinued operations)	1 919
Recycling of cash flow hedges and cumulative translation adjustments	426

Consideration received	10 838

Summary of Results From Discontinued Operations
The following table summarizes the results of the Australian operations included in the consolidated income statement and presented as discontinued operations:

For the period ended
Million US dollar	1 June 2020	31 December 2019
Revenue	477	1 394
Profit from operations	178	632
Profit from discontinued operations (including gain on divestiture)	2 055	424
Weighted average number of ordinary and restricted shares 1	1 998	1 984

Basic EPS from discontinued operations	1.03	0.21

Weighted average number of ordinary and restricted shares (diluted) 1	2 037	2 026

Diluted EPS from discontinued operations	1.01	0.21

Summary of Cash Flow From Discontinued Operations
Cash flows attributable to the operating, investing and financing activities of the Australian operations are summarized as follows:

For the period ended
Million US dollar	1 June 2020	31 December 2019 2
Cash flow from operating activities	84	640
Cash flow from investing activities (proceeds from Australia divestiture)	10 838	219
Cash flow from investing activities (other)	(13)	(77)
Cash flow from financing activities	(6)	(24)

Net increase in cash and cash equivalents	10 903	758

1
The calculation of basic EPS and diluted EPS from discontinued operations for 2020 and 2019 is based on the profit from discontinued operations (including gain on divestiture) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) as of 31 December 2020 and 2019, and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) as of 31 December 2020 and 2019, respectively.

2
The 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.